Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss per Share
Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Six Months Ended June 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Numerator:
Net loss attributable to I-Mab	(857,337)	(582,853)	(82,497)
Net loss attributable to ordinary shareholders	(857,337)	(582,853)	(82,497)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	7,184,086	121,815,986	121,815,986
Net loss per share—basic and diluted	(119.34)	(4.78)	(0.68)

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

	Year Ended December 31
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
	(in thousands, except for loss per shares)
Numerator:
Net loss attributable to I-Mab	(298,240)	(402,833)	(1,451,950)	(205,510)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	—	—	(5,283)	(748)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	—	—	(27,768)	(3,930)

Net loss attributable to ordinary shareholders	(298,240)	(402,833)	(1,485,001)	(210,188)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	5,742,669	6,529,092	7,381,230	7,381,230

Net loss per share—basic and diluted	(51.93)	(61.70)	(201.19)	(28.48)

Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share
The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Six Months Ended June 30,
	2019	2020
Convertible preferred shares	91,578,628	—
Convertible promissory notes	1,167,779	—
Restricted shares	252,099	—
Stock options	8,803,305	27,019,861

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31
	2017	2018	2019
Convertible preferred shares	14,811,182	64,389,968	92,238,119
Convertible promissory notes	673,738	—	—
Restricted shares	1,623,553	1,134,058	—
Stock options	not applicable	not applicable	11,388,776